Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date		rr_ProspectusDate	Aug. 31, 2015
Wilmington Intermediate-Term Bond Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	WILMINGTON INTERMEDIATE-TERM BOND FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	secondarily, capital growth.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional, in the Fund’s prospectus in the section entitled “How are shares priced?”.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	45.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Wilmington Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s investment advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a weighted average maturity of three to five years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary within a range of three to five years depending on market conditions.

			In selecting securities for the Fund, the investment advisor considers a security’s credit quality, capital appreciation potential, maturity and yield to maturity. The investment advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
  Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Changing Fixed Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.
  Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.
  Liquidity Risk. The risk that certain securities may be difficult or impossible for a Fund to sell or dispose of at the price at which the Fund has valued the security.
  Mortgage-Backed and Asset-Backed Securities Risk. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
  Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.
  Prepayment Risk. The risk that a mortgage-backed or other asset-backed security may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.
			As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]		rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or life of the Fund compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or life of the Fund compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.wilmingtonfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns – Class I Shares Performance Over 10 Years
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter 3.83% 9/30/2009 Worst Quarter (1.89)% 6/30/2013

			The Fund’s Class I Shares total return for the six-month period from January 1, 2015 to June 30, 2015 was 0.51%. The average annual total returns in the table below include the maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns in the table below include the maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax performance is presented only for Class I Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Wilmington Intermediate-Term Bond Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fee		rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.15%
Fee Waivers and/or Expense Reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		rr_NetExpensesOverAssets	0.88%
1 Year		rr_ExpenseExampleYear01	$ 536
3 Years		rr_ExpenseExampleYear03	773
5 Years		rr_ExpenseExampleYear05	1,030
10 Years		rr_ExpenseExampleYear10	$ 1,762
1 Year		rr_AverageAnnualReturnYear01	(2.08%)
5 Years		rr_AverageAnnualReturnYear05	2.43%
10 Years		rr_AverageAnnualReturnYear10	3.72%
Wilmington Intermediate-Term Bond Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fee		rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.90%
Fee Waivers and/or Expense Reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		rr_NetExpensesOverAssets	0.53%
1 Year		rr_ExpenseExampleYear01	$ 54
3 Years		rr_ExpenseExampleYear03	250
5 Years		rr_ExpenseExampleYear05	462
10 Years		rr_ExpenseExampleYear10	$ 1,074
2005		rr_AnnualReturn2005	1.81%
2006		rr_AnnualReturn2006	3.89%
2007		rr_AnnualReturn2007	5.72%
2008		rr_AnnualReturn2008	4.35%
2009		rr_AnnualReturn2009	10.48%
2010		rr_AnnualReturn2010	6.12%
2011		rr_AnnualReturn2011	5.83%
2012		rr_AnnualReturn2012	4.76%
2013		rr_AnnualReturn2013	(0.76%)
2014		rr_AnnualReturn2014	2.85%
Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.51%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	3.83%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.89%)
1 Year		rr_AverageAnnualReturnYear01	2.85%
5 Years		rr_AverageAnnualReturnYear05	3.73%
10 Years		rr_AverageAnnualReturnYear10	4.47%
Wilmington Intermediate-Term Bond Fund | Return After Taxes on Distributions | Class I
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.69%
5 Years		rr_AverageAnnualReturnYear05	2.21%
10 Years		rr_AverageAnnualReturnYear10	2.91%
Wilmington Intermediate-Term Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.91%
5 Years		rr_AverageAnnualReturnYear05	2.45%
10 Years		rr_AverageAnnualReturnYear10	2.95%
Wilmington Intermediate-Term Bond Fund | Barclays Capital Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.13%
5 Years		rr_AverageAnnualReturnYear05	3.54%
10 Years		rr_AverageAnnualReturnYear10	4.10%

[1]	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares and Class I Shares will not exceed 0.88% and 0.53%, respectively, not including the effects of taxes or extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2016, or with the agreement of the Fund’s Board of Trustees.